Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Cash flows from operating activities
Net Income (loss)	$ (2,660,408)	$ (342,494)	$ (3,386,868)	$ 3,651,536
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation of plant and equipment	2,811,095	361,895	3,095,572	4,055,344
Amortization of intangible assets	124,202	15,990	82,181	350,309
Allowance for (reversal of allowance for) provision of expected credit losses	(321,976)	(41,451)	4,917,798	878,966
Loss on disposal of plant and equipment	189,087	24,343	67,423	486,029
Impairment of obsolete inventories	20,716	2,667	267,847
Changes in operating assets and liabilities
Accounts receivable	8,255,499	1,062,798	(16,962,546)	34,698,771
Prepayments and other current assets	(30,621,692)	(3,942,183)	(1,028,294)	3,414,041
Inventories	(3,484,566)	(448,597)	(2,855,446)	11,318,116
Prepaid income tax	8,003	1,030	(8,003)
Deferred tax assets	769,568	99,073	(908,713)
Deferred tax liabilities	156,926	20,202
Accounts and bills payable	7,275,998	936,699	6,346,612	(28,856,374)
Accruals and other payables	5,555,074	715,150	3,406,899	(2,097,304)
Tax payable	(10,095)	(1,300)	10,095	(2,275,426)
Net cash used in operating activities	(11,932,569)	(1,536,178)	(6,955,443)	25,624,008
Cash flows from investing activities
Purchase of equipment and intangible assets	(10,629,556)	(1,368,431)	(1,738,252)	(3,407,072)
Prepayment for acquisition of plant and equipment	(23,599)	(3,038)	(1,357,434)
Investment in life insurance policy			(1,564,333)
Proceed from disposal of plant and equipment	208,862	26,889	1,310,901	354,635
Net cash used in investing activities	(10,444,293)	(1,344,580)	(3,349,118)	(3,052,437)
Cash flows from financing activities
Net proceeds from issue of ordinary shares	63,945,093	8,232,179
Proceeds from banks and other borrowings	16,087,571	2,071,086	8,989,445	19,925,741
Repayment of banks and other borrowings	(18,981,993)	(2,443,708)	(11,872,983)	(26,806,561)
Repayment of obligation under finance leases	(145,240)	(18,698)	(652,762)	(1,204,450)
Repayment to related party	(1,786,008)	(229,928)
Repayment from related party	2,086,415	268,601	848,687	2,574,576
Advances to related party			(60,561)	(1,351,224)
Advances from related parties			1,992,720	3,822,998
Deferred offering costs	(3,343,192)	(430,397)	(1,739,608)	(5,704,624)
Net cash (used in) generated from financing activities	57,862,646	7,449,135	(2,495,062)	(8,743,544)
Net increase (decrease) in cash and cash equivalents and restricted cash	35,485,784	4,568,377	(12,799,623)	13,828,027
Cash and cash equivalents at the beginning of the year	17,349,390	2,233,530	25,439,867	11,611,840
Restricted cash at the beginning of the year	6,347,680	817,190	11,056,826	11,056,826
Cash and cash equivalents and restricted cash at the beginning of the year	23,697,070	3,050,720	36,496,693	22,668,666
Cash and cash equivalents at the end of the year	44,637,131	5,746,506	17,349,390	25,439,867
Restricted cash at the end of the year	14,545,723	1,872,591	6,347,680	11,056,826
Cash and cash equivalents and restricted cash at the end of the year	59,182,854	7,619,097	23,697,070	36,496,693
Supplementary cash flow information
Interest received	135,474	17,441	123,894	161,176
Interest paid	(1,253,563)	(161,381)	(1,470,798)	(1,693,012)
Income tax paid	(2,101)	(270)	(8,003)	(2,275,426)
Initial recognition of lease obligations related to right-of-us assets	7,985,300	1,028,013
Prepaid offering costs net off with additional paid-in capital	7,444,232	958,481
Early terminated operating lease right-of-use assets	$ 1,404,919	$ 180,890